4. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2018	12/31/2017
Current
Cash and cash equivalents
Cash and banks	1,124,714	193,702

Short-term investments
In Brazil:
Government securities	10,247	12,100
Private securities	609,480	644,525
	619,727	656,625
Abroad:
Time deposits	503,563	2,561,245
Total short-term investments	1,123,290	3,217,870
Cash and cash equivalents	2,248,004	3,411,572

The funds available established in Brazil, are basically invested in repurchase agreements and Bank Certificate of Deposit (“CDBs”) and yield interest based on the floating of Certificates of Interbank Deposits (“CDI”) and government securities are basically repurchase agreements backed by National Treasury Notes. The Company invests part of the resources through the exclusive investment funds, whose financial statements have been consolidated in the Company.The funds are managed by BNY Mellon Serviços Financeiros DTVM S.A. and Caixa Econômica Federal (CEF).

The funds available abroad are invested in time deposits in banks considered by management as top rated banks and the returns are based on fixed interest rates